FINANCIAL INSTRUMENTS (Details 4) - Cross currency swap contract [Member] - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financials Instruments [Line items]
Net derivative financial liabilities	$ (51,217,000)	$ 47,486,000
Deutsche - England [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	F
Name of the institution	Deutsche - England
Starting date of Hedging instrument	Oct. 30, 2011
Maturity date of hedging instrument	Oct. 30, 2021
Net derivative financial liabilities	$ (3,105,000)	213,000
JP Morgan - N.A. [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	F
Name of the institution	JP Morgan - N.A.
Starting date of Hedging instrument	Oct. 30, 2011
Maturity date of hedging instrument	Oct. 30, 2021
Net derivative financial liabilities	$ (3,039,000)	306,000
Deutsche - England [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	F
Name of the institution	Deutsche - England
Starting date of Hedging instrument	Apr. 30, 2014
Maturity date of hedging instrument	Apr. 30, 2019
Net derivative financial liabilities	$ 1,707,000	6,599,000
Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	F
Name of the institution	Scotiabank - Chile
Starting date of Hedging instrument	Oct. 30, 2014
Maturity date of hedging instrument	Apr. 30, 2023
Net derivative financial liabilities	$ 2,041,000	5,252,000
Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	F
Name of the institution	Scotiabank - Chile
Starting date of Hedging instrument	Oct. 30, 2014
Maturity date of hedging instrument	Apr. 30, 2023
Net derivative financial liabilities	$ 2,273,000	5,550,000
Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	F
Name of the institution	Santander - Chile
Starting date of Hedging instrument	Oct. 30, 2014
Maturity date of hedging instrument	Apr. 30, 2023
Net derivative financial liabilities	$ 2,715,000	6,051,000
BCI – Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	F
Name of the institution	BCI - Chile
Starting date of Hedging instrument	Oct. 30, 2014
Maturity date of hedging instrument	Apr. 30, 2023
Net derivative financial liabilities	$ 3,148,000	6,549,000
Banco de Chile Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	F
Name of the institution	Banco de Chile - Chile
Starting date of Hedging instrument	Apr. 30, 2019
Maturity date of hedging instrument	Oct. 30, 2029
Net derivative financial liabilities	$ 155,000	0
Corpbanca - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	J
Name of the institution	Corpbanca - Chile
Starting date of Hedging instrument	Sep. 01, 2010
Maturity date of hedging instrument	Sep. 01, 2020
Net derivative financial liabilities	$ (3,289,000)	(292,000)
Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	J
Name of the institution	Scotiabank - Chile
Starting date of Hedging instrument	Sep. 01, 2010
Maturity date of hedging instrument	Sep. 01, 2020
Net derivative financial liabilities	$ (3,289,000)	(292,000)
Deutsche - England [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	J
Name of the institution	Deutsche - England
Starting date of Hedging instrument	Sep. 01, 2010
Maturity date of hedging instrument	Sep. 01, 2020
Net derivative financial liabilities	$ (3,313,000)	(356,000)
Santander – Spain [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	J
Name of the institution	Santander - Spain
Starting date of Hedging instrument	Sep. 01, 2010
Maturity date of hedging instrument	Sep. 01, 2020
Net derivative financial liabilities	$ (3,273,000)	(263,000)
Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	J
Name of the institution	Scotiabank - Chile
Starting date of Hedging instrument	Sep. 01, 2010
Maturity date of hedging instrument	Sep. 01, 2020
Net derivative financial liabilities	$ (3,197,000)	(152,000)
Corpbanca - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	P
Name of the institution	Corpbanca - Chile
Starting date of Hedging instrument	May 15, 2012
Maturity date of hedging instrument	Nov. 15, 2021
Net derivative financial liabilities	$ (4,978,000)	(1,775,000)
JP Morgan - N.A. [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	P
Name of the institution	JP Morgan - N.A.
Starting date of Hedging instrument	Nov. 15, 2012
Maturity date of hedging instrument	Nov. 15, 2021
Net derivative financial liabilities	$ (5,102,000)	(1,753,000)
Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	P
Name of the institution	Scotiabank - Chile
Starting date of Hedging instrument	Nov. 15, 2013
Maturity date of hedging instrument	Nov. 15, 2023
Net derivative financial liabilities	$ (882,000)	1,854,000
Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	P
Name of the institution	Santander - Chile
Starting date of Hedging instrument	Nov. 15, 2013
Maturity date of hedging instrument	Nov. 15, 2023
Net derivative financial liabilities	$ (89,000)	2,777,000
Deutsche - England [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	P
Name of the institution	Deutsche - England
Starting date of Hedging instrument	Nov. 15, 2013
Maturity date of hedging instrument	Nov. 15, 2023
Net derivative financial liabilities	$ (92,000)	2,800,000
BCI - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	Q
Name of the institution	BCI - Chile
Starting date of Hedging instrument	Oct. 01, 2014
Maturity date of hedging instrument	Apr. 01, 2021
Net derivative financial liabilities	$ (1,679,000)	1,022,000
BCI - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	Q
Name of the institution	BCI - Chile
Starting date of Hedging instrument	Oct. 01, 2014
Maturity date of hedging instrument	Apr. 01, 2021
Net derivative financial liabilities	$ (1,655,000)	1,070,000
Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	R
Name of the institution	Santander - Chile
Starting date of Hedging instrument	Oct. 01, 2014
Maturity date of hedging instrument	Apr. 01, 2024
Net derivative financial liabilities	$ (7,016,000)	(365,000)
JP Morgan - England [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	R
Name of the institution	JP Morgan - England
Starting date of Hedging instrument	Oct. 01, 2014
Maturity date of hedging instrument	Apr. 01, 2024
Net derivative financial liabilities	$ (1,996,000)	329,000
Corpbanca - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	R
Name of the institution	Corpbanca - Chile
Starting date of Hedging instrument	Oct. 01, 2014
Maturity date of hedging instrument	Apr. 01, 2024
Net derivative financial liabilities	$ (2,015,000)	327,000
Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	S
Name of the institution	Santander - Chile
Starting date of Hedging instrument	Nov. 15, 2016
Maturity date of hedging instrument	Nov. 15, 2026
Net derivative financial liabilities	$ 5,830,000	12,035,000
Goldman Sachs [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	W
Name of the institution	Goldman Sachs
Starting date of Hedging instrument	Oct. 10, 2018
Maturity date of hedging instrument	Oct. 10, 2028
Net derivative financial liabilities	$ (2,392,000)	0
Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	W
Name of the institution	Scotiabank - Chile
Starting date of Hedging instrument	Oct. 10, 2018
Maturity date of hedging instrument	Oct. 10, 2028
Net derivative financial liabilities	$ (2,294,000)	0
Goldman Sachs One [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	W
Name of the institution	Goldman Sachs
Starting date of Hedging instrument	Oct. 10, 2018
Maturity date of hedging instrument	Oct. 10, 2028
Net derivative financial liabilities	$ (1,861,000)	0
Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	X
Name of the institution	Santander - Chile
Starting date of Hedging instrument	Oct. 10, 2018
Maturity date of hedging instrument	Oct. 10, 2038
Net derivative financial liabilities	$ (7,976,000)	0
Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	X
Name of the institution	Santander - Chile
Starting date of Hedging instrument	Oct. 10, 2018
Maturity date of hedging instrument	Oct. 10, 2038
Net derivative financial liabilities	$ (6,554,000)	$ 0
US dollars [Member] | Deutsche - England [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	43,618,307
US dollars [Member] | JP Morgan - N.A. [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	43,618,307
US dollars [Member] | Deutsche - England [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	37,977,065
US dollars [Member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	38,426,435
US dollars [Member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	38,378,440
US dollars [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	37,977,065
US dollars [Member] | BCI – Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	37,621,562
US dollars [Member] | Banco de Chile Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	36,250,835
US dollars [Member] | Corpbanca - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	42,864,859
US dollars [Member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	42,864,859
US dollars [Member] | Deutsche - England [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	42,864,859
US dollars [Member] | Santander – Spain [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	42,873,112
US dollars [Member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	42,864,257
US dollars [Member] | Corpbanca - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	46,474,122
US dollars [Member] | JP Morgan - N.A. [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	47,163,640
US dollars [Member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	42,412,852
US dollars [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	41,752,718
US dollars [Member] | Deutsche - England [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	41,752,718
US dollars [Member] | BCI - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	26,990,765
US dollars [Member] | BCI - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	26,997,935
US dollars [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	128,611,183
US dollars [Member] | JP Morgan - England [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	43,185,224
US dollars [Member] | Corpbanca - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	43,277,070
US dollars [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	201,340,031
US dollars [Member] | Goldman Sachs [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	40,521,750
US dollars [Member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	40,537,926
US dollars [Member] | Goldman Sachs One [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	40,066,555
US dollars [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	118,400,504
US dollars [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	97,971,786
Unidad de Fomento [Member] | Deutsche - England [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | JP Morgan - N.A. [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Deutsche - England [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | BCI – Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Banco de Chile Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	954,545
Unidad de Fomento [Member] | Corpbanca - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Deutsche - England [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Santander – Spain [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Corpbanca - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | JP Morgan - N.A. [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Deutsche - England [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | BCI - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	625,000
Unidad de Fomento [Member] | BCI - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	625,000
Unidad de Fomento [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	3,000,000
Unidad de Fomento [Member] | JP Morgan - England [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Corpbanca - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	5,000,000
Unidad de Fomento [Member] | Goldman Sachs [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Goldman Sachs One [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	3,000,000
Unidad de Fomento [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	$ 2,500,000